SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Finished goods	$ 649,607	$ 673,866	$ 772,589
Raw materials	64,118	63,357	43,023
Total	$ 713,725	$ 737,223	$ 815,612